Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
ASSETS
Cash and due from banks	$ 6,333	$ 6,721
Interest-bearing deposits with banks	75,048	98,348
Cash and interest bearing deposits with banks	81,381	105,069
Trading loans, securities, and other	161,520	152,090
Non-trading financial assets at fair value through profit or loss	6,985	7,340
Derivatives	60,574	87,382
Financial assets designated at fair value through profit or loss	5,970	5,818
Financial assets at fair value through other comprehensive income	74,730	69,865
Total Trading and Non Trading Financial Assets	309,779	322,495
Debt securities at amortized cost, net of allowance for credit losses	300,071	308,016
Securities purchased under reverse repurchase agreements	199,079	204,333
Loans
Residential mortgages	321,670	320,341
Consumer instalment and other personal	217,397	217,554
Credit card	38,635	38,660
Business and government	333,899	326,528
Total loans	911,601	903,083
Allowance for loan losses	(7,265)	(7,136)
Loans, net of allowance for loan losses	904,336	895,947
Other
Customers' liability under acceptances	13,066	17,569
Investment in Schwab	9,548	8,907
Goodwill	18,098	18,602
Other intangibles	2,799	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,524	9,434
Deferred tax assets	3,928	3,951
Amounts receivable from brokers, dealers, and clients	34,770	30,416
Other assets	24,513	27,629
Total other miscellaneous assets	116,246	119,279
Total assets	1,910,892	1,955,139
LIABILITIES
Trading deposits	30,634	30,980
Derivatives	54,073	71,640
Securitization liabilities at fair value	16,543	14,422
Financial liabilities designated at fair value through profit or loss	180,112	192,130
Total financial liabilities other than non-trading deposits and other	281,362	309,172
Deposits
Personal	622,840	626,596
Banks	25,943	31,225
Business and government	532,471	540,369
Total deposits, other than trading	1,181,254	1,198,190
Other
Acceptances	13,066	17,569
Obligations related to securities sold short	42,875	44,661
Obligations related to securities sold under repurchase agreements	174,129	166,854
Securitization liabilities at amortized cost	12,358	12,710
Amounts payable to brokers, dealers, and clients	34,012	30,872
Insurance contract liabilities	5,921	5,846
Other liabilities	43,926	47,574
Total other miscellaneous liabilities	326,287	326,086
Subordinated notes and debentures	9,554	9,620
Total liabilities	1,798,457	1,843,068
EQUITY
Contributed surplus	172	155
Retained earnings	72,347	73,008
Accumulated other comprehensive income (loss)	3,830	2,750
Total equity	112,435	112,071
Total liabilities and equity	1,910,892	1,955,139
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	10,853	10,853
Treasury shares	(27)	(65)
Common shares [member]
EQUITY
Issued capital	25,318	25,434
Treasury shares	(58)	(64)
Schwab [member]
Other
Investment in Schwab	$ 9,548	$ 8,907